INVESTMENTS - Qunar (Details)		12 Months Ended
	Dec. 10, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Equity method investment disclosures
Share of cumulative loss		$ 86,689,209	¥ 601,883,179	¥ (135,780,312)	¥ 187,191,141
Qunar
Equity method investment disclosures
Share of cumulative loss				¥ 2,400,000,000
Equity interest prior to consolidation (as a percent)	48.00%
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition	¥ 2,400,000,000
Foreign currency translation	¥ 400,000,000